Intangible Asset, Net (Details) - Schedule of Intangible Asset - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Intangible Asset [Abstract]
Copyright licenses	$ 1,963,676	$ 2,845,857
SaaS	137,906	149,296
intangible assets gross	2,101,582	2,995,153
Less: accumulated amortization	(918,405)	(790,742)
Less: impairment for production copyright	(1,063,658)
Total intangible assets	$ 119,519	$ 2,204,411